January 31, 2025
2025 Quarterly Report (Unaudited)

BlackRock Municipal Bond Fund, Inc.
• BlackRock High Yield Municipal Fund

Not FDIC Insured • May Lose Value • No Bank Guarantee

Schedule of Investments (unaudited)
January 31, 2025
BlackRock High Yield Municipal Fund
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Industrial REITs(a) — 0.0%
ESC Sumter County Industrial Development Authority(b)	250,000	$ —
Sumter County Industrial Development Authority	7,390	64,998
		64,998
Total Common Stocks — 0.0% (Cost: $174,026)		64,998

	Par (000)
Municipal Bonds
Alabama — 5.0%
Black Belt Energy Gas District, RB(c)
Series A, 5.25%, 01/01/54	$4,770	5,078,269
Series C-1, 5.25%, 02/01/53	13,790	14,478,146
Series F, 5.50%, 11/01/53	1,825	1,922,964
Chelsea Park Cooperative District, SAB, 5.00%, 05/01/48	920	785,232
County of Jefferson Alabama Sewer Revenue, Refunding RB, 5.25%, 10/01/49	2,230	2,365,543
Energy Southeast A Cooperative District, RB, Series B, 5.25%, 07/01/54(c)	2,065	2,216,070
Hoover Industrial Development Board, RB, AMT, Sustainability Bonds, 6.38%, 11/01/50(c)	5,620	6,204,543
MidCity Improvement District, SAB
4.50%, 11/01/42	745	642,808
4.75%, 11/01/49	795	677,916
Mobile County Industrial Development Authority, RB
Series A, AMT, 5.00%, 06/01/54	11,890	11,972,951
Series B, AMT, 4.75%, 12/01/54	4,800	4,694,265
Southeast Energy Authority A Cooperative District, RB(c)
Series A, 5.00%, 01/01/56	4,200	4,402,351
Series B-1, 5.00%, 05/01/53	20,435	21,207,454
Tuscaloosa County Industrial Development Authority, Refunding RB, Series A, 5.25%, 05/01/44(d)	1,110	1,126,100
		77,774,612
Arizona — 2.1%
Arizona Industrial Development Authority, RB(d)
7.10%, 01/01/55	4,450	4,541,616
Series A, 5.00%, 12/15/39	150	147,304
Series A, 5.00%, 07/01/49	1,440	1,332,101
Series A, 5.00%, 07/01/54	1,110	1,013,841
Series B, 5.13%, 07/01/47	420	416,771
Series B, 5.25%, 07/01/51	570	570,290
Sustainability Bonds, 5.00%, 07/01/45	1,135	1,054,794
Sustainability Bonds, 5.00%, 07/01/55	1,215	1,095,358
Arizona Industrial Development Authority, Refunding RB(d)
Series A, 5.00%, 07/01/26	325	326,800
Series A, 5.50%, 07/01/52	2,970	2,864,541
Glendale Industrial Development Authority, RB, 5.00%, 05/15/56	275	261,368
Industrial Development Authority of the County of Pima, RB
5.13%, 07/01/39	700	662,189
Security	Par (000)	Value
Arizona (continued)
Industrial Development Authority of the County of Pima, RB (continued)
5.25%, 07/01/49	$870	$ 779,937
Industrial Development Authority of the County of Pima, Refunding RB(d)
4.00%, 06/15/51	6,995	5,683,471
5.00%, 07/01/56	1,255	1,171,150
La Paz County Industrial Development Authority, RB, 5.88%, 06/15/48(d)	1,340	1,329,818
Maricopa County Industrial Development Authority, RB
5.25%, 10/01/40(d)	1,255	1,166,077
5.50%, 10/01/51(d)	1,255	1,121,867
Series A, 3.00%, 09/01/51	2,995	2,186,329
AMT, 4.00%, 10/15/47(d)	675	594,940
Sierra Vista Industrial Development Authority, RB(d)
5.00%, 06/15/34	150	152,201
5.38%, 06/15/34	325	323,360
5.00%, 06/15/44	1,340	1,302,528
6.00%, 06/15/44	545	533,488
5.00%, 06/15/54	1,485	1,407,556
6.30%, 06/15/54	890	881,930
		32,921,625
Arkansas — 3.0%
Arkansas Development Finance Authority, RB
AMT, 4.50%, 09/01/49(d)	16,920	16,714,757
AMT, 4.75%, 09/01/49(d)	14,255	14,205,826
AMT, Sustainability Bonds, 7.38%, 07/01/48(d)	7,700	8,716,175
AMT, Sustainability Bonds, 5.70%, 05/01/53	2,040	2,130,961
Series A, AMT, Sustainability Bonds, 6.88%, 07/01/48(d)	5,100	5,596,451
		47,364,170
California — 6.2%
California Infrastructure & Economic Development Bank, RB, Series A-4, AMT, 8.00%, 01/01/50(c)(d)	30,355	31,268,015
California Municipal Finance Authority, ARB, AMT, Senior Lien, 4.00%, 12/31/47	2,560	2,288,092
California Municipal Finance Authority, RB(d)
Series A, 5.00%, 05/01/34	300	306,423
Series A, 5.50%, 05/01/44	350	356,837
Series A, 5.75%, 05/01/54	435	445,585
Series A, 5.88%, 05/01/59	190	198,301
California Municipal Finance Authority, ST
Series A, 5.00%, 09/01/44	325	330,644
Series A, 5.00%, 09/01/49	675	678,745
Series A, 5.00%, 09/01/54	345	350,154
California Public Finance Authority, RB, Series A, 6.50%, 06/01/54(d)	7,460	7,408,138
California School Finance Authority, RB(d)
Series A, 7.00%, 06/01/54	1,780	1,738,032
Series B, 9.00%, 06/01/34	180	179,562
California Statewide Financing Authority, RB, Series L, 0.00%, 06/01/55(d)(e)	65,000	3,906,821
City of Los Angeles Department of Airports, Refunding ARB, AMT, 5.25%, 05/15/47	8,000	8,512,563
CSCDA Community Improvement Authority, RB, M/F Housing(d)
Series A, 3.00%, 09/01/56	5,550	3,710,983
Mezzanine Lien, 4.00%, 03/01/57	2,465	1,778,114

Schedule of Investments (unaudited)(continued)
January 31, 2025
BlackRock High Yield Municipal Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
California (continued)
CSCDA Community Improvement Authority, RB, M/F Housing(d) (continued)
Series B, Mezzanine Lien, Sustainability Bonds, 4.00%, 12/01/59	$4,645	$ 2,812,873
Series B, Sub Lien, Sustainability Bonds, 4.00%, 12/01/59	2,380	1,552,328
Sustainability Bonds, 4.00%, 07/01/56	1,660	1,332,238
Sustainability Bonds, 4.00%, 07/01/58	1,405	943,764
Series B, Sustainability Bonds, 4.00%, 07/01/58	1,585	977,787
Golden State Tobacco Securitization Corp., Refunding RB, CAB, Series B-2, Subordinate, 0.00%, 06/01/66(e)	112,065	13,121,692
Hastings Campus Housing Finance Authority, RB, CAB, Sub-Series A, Sustainability Bonds, 6.75%, 07/01/61(d)(f)	4,420	2,100,187
Inland Empire Tobacco Securitization Corp., RB, Series C-1, 0.00%, 06/01/36(e)	13,205	6,157,663
Rancho Mirage Community Facilities District, ST
Series A, 5.00%, 09/01/49	1,030	1,062,549
Series A, 5.00%, 09/01/54	200	205,354
San Diego County Regional Airport Authority, ARB, Series B, AMT, Subordinate, 4.00%, 07/01/56	1,965	1,773,043
San Francisco City & County Redevelopment Agency Successor Agency, TA, Series D, 0.00%, 08/01/31(d)(e)	1,155	844,524
		96,341,011
Colorado — 4.8%
Banning Lewis Ranch Metropolitan District No. 8, GOL, 4.88%, 12/01/51(d)	2,335	1,885,482
Baseline Metropolitan District No. 1, GO, Series B, 6.75%, 12/15/54	1,780	1,787,434
Canyons Metropolitan District No. 5, Refunding GOL, Series B, 6.50%, 12/01/54	1,625	1,673,698
Cascade Ridge Metropolitan District, GOL, 5.00%, 12/01/51	3,000	2,614,124
Centerra Metropolitan District No. 1, TA, 5.00%, 12/01/47(d)	820	776,675
City & County of Denver Colorado Airport System Revenue, Refunding ARB, Series A, AMT, 4.13%, 11/15/53	3,225	3,013,180
Colorado Educational & Cultural Facilities Authority, Refunding RB, 4.00%, 12/01/30(d)	730	702,191
Colorado Health Facilities Authority, RB
5.50%, 11/01/47	780	851,780
5.25%, 11/01/52	1,630	1,724,349
Series A, 5.00%, 05/15/35	1,255	1,026,887
Series A, 5.00%, 05/15/44	1,415	1,018,782
Series A, 5.00%, 05/15/49	2,175	1,477,981
Constitution Heights Metropolitan District, Refunding GOL, 5.00%, 12/01/49	1,252	1,178,225
Creekwalk Marketplace Business Improvement District, Refunding RB
Series A, 6.00%, 12/01/54	6,560	6,369,531
Series B, 8.00%, 12/15/54	1,710	1,681,958
Eagle Brook Meadows Metropolitan District No. 3, GOL, Series 2021, 5.00%, 12/01/51	1,600	1,433,182
Elbert County Independence Water & Sanitation District, Refunding RB, 5.13%, 12/01/33	700	683,579
Four Corners Business Improvement District, GOL, 6.00%, 12/01/52	2,000	2,072,174
Security	Par (000)	Value
Colorado (continued)
Gold Hill North Business Improvement District, GOL, Series A, 5.60%, 12/01/54(d)	$1,100	$ 1,098,800
Green Valley Ranch East Metropolitan District No. 6, GOL, Series A, 5.88%, 12/01/50	2,615	2,660,109
Home Place Metropolitan District, GOL, Series A, 5.75%, 12/01/50	2,345	2,259,474
Horizon Metropolitan District No. 2, GOL, 4.50%, 12/01/51(d)	1,675	1,227,425
Independence Metropolitan District No. 3, GOL, Series B, 7.13%, 12/15/54	654	633,558
Independence Metropolitan District No. 3, Refunding GOL, Series A, 5.38%, 12/01/54	2,219	2,173,180
Jefferson Center Metropolitan District No. 1, RB
Series A-2, 4.13%, 12/01/40	580	534,239
Series A-2, 4.38%, 12/01/47	1,000	910,773
Karl’s Farm Metropolitan District No. 2, GOL(d)(g)
Series A, 5.38%, 09/01/25	515	537,920
Series A, 5.63%, 09/01/25	1,350	1,412,001
Lanterns Metropolitan District No. 2, GOL, Series A, 4.50%, 12/01/50	1,810	1,425,130
Longs Peak Metropolitan District, GOL, 5.25%, 12/01/51(d)	5,000	4,955,268
Loretto Heights Community Authority, RB, 4.88%, 12/01/51	2,640	2,134,621
North Holly Metropolitan District, GOL, Series A, 5.50%, 12/01/48	760	733,499
North Range Metropolitan District No. 3, GOL, Series A, 5.25%, 12/01/50	1,000	1,002,598
Orchard Park Place South Metropolitan District, GOL, 6.00%, 12/01/54(d)	3,000	2,911,182
Palisade Metropolitan District No. 2, Refunding RB, CAB, Series B, Convertible, 5.88%, 12/15/54(d)(f)	2,595	2,337,899
Poudre Heights Valley Metropolitan District, GOL, Series A, 5.50%, 12/01/54(d)	975	920,146
Prairie Farm Metropolitan District, GOL, Series A, 5.25%, 12/01/48	1,224	1,221,967
Reunion Metropolitan District, RB, Series A, 3.63%, 12/01/44	1,448	1,101,199
Riverpark Metropolitan District/Arapahoe County, GOL
6.00%, 12/01/42	650	657,129
6.38%, 12/01/54	1,000	1,007,829
Sky Ranch Community Authority Board, RB, Series A, 5.75%, 12/01/52	1,500	1,459,083
St. Vrain Lakes Metropolitan District No. 4, GOL, Series A, 6.75%, 09/20/54(d)(f)	2,700	1,957,980
Sterling Ranch Community Authority Board, RB, Series B, Subordinate, 7.13%, 12/15/50	501	502,495
Timberleaf Metropolitan District, GOL, Series A, 5.75%, 12/01/50	1,730	1,628,815
Waters’ Edge Metropolitan District No. 2, GOL, 5.00%, 12/01/51	2,595	2,366,953
Westcreek Metropolitan District No. 2, GOL, Series A, 5.38%, 12/01/48	785	769,944
		74,512,428
Connecticut — 1.0%
Connecticut State Health & Educational Facilities Authority, RB
Series A, 5.00%, 01/01/45(d)	845	757,805
Series A, 5.00%, 01/01/55(d)	1,500	1,257,925
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2025
BlackRock High Yield Municipal Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Connecticut (continued)
Connecticut State Health & Educational Facilities Authority, RB (continued)
Series A, Sustainability Bonds, 5.38%, 07/01/54	$2,915	$ 2,964,779
Mohegan Tribal Finance Authority, RB, 7.00%, 02/01/45(d)	10,165	10,163,517
		15,144,026
Delaware — 0.4%
Affordable Housing Opportunities Trust, RB, Series AH- 01, Class B, 6.88%, 05/01/39(d)	3,614	3,482,562
County of Kent Delaware, RB, Series A, 5.00%, 07/01/53	1,000	1,004,441
Town of Bridgeville Delaware, ST(d)
5.25%, 07/01/44	135	136,104
5.63%, 07/01/53	315	320,670
Town of Milton Delaware, ST(d)
5.70%, 09/01/44	600	607,997
5.95%, 09/01/53	1,000	1,018,148
		6,569,922
District of Columbia — 1.6%
District of Columbia Tobacco Settlement Financing Corp., RB(e)
Series B, 0.00%, 06/15/46	43,620	10,544,706
Series C, 0.00%, 06/15/55	57,200	5,797,296
District of Columbia Tobacco Settlement Financing Corp., Refunding RB, 6.75%, 05/15/40	325	331,273
District of Columbia, RB, Series A, AMT, Sustainability Bonds, 5.50%, 02/28/37	880	999,854
District of Columbia, Refunding RB, 5.00%, 06/01/46	2,205	2,198,829
Metropolitan Washington Airports Authority Dulles Toll Road Revenue, Refunding RB
Series B, 2nd Lien, (AGC), 0.00%, 10/01/30(e)	3,005	2,484,008
Series B, Subordinate, 4.00%, 10/01/49	2,170	1,997,978
		24,353,944
Florida — 15.5%
Antillia Community Development District, SAB
5.00%, 05/01/31	250	254,429
5.60%, 05/01/44	570	594,948
Avenir Community Development District, SAB, 4.75%, 11/01/50(d)	2,510	2,513,913
Babcock Ranch Community Independent Special District, SAB
Series 2022, 5.00%, 05/01/42	1,570	1,576,108
Series 2022, 5.00%, 05/01/53	1,175	1,138,588
Bella Collina Community Development District, SAB
5.00%, 05/01/44	180	178,736
5.30%, 05/01/55	550	548,334
Berry Bay II Community Development District, SAB
Series 2024, 5.20%, 05/01/44	550	558,287
Series 2024, 5.45%, 05/01/54	255	259,091
Boggy Creek Improvement District, Refunding SAB, Series 2013, 5.13%, 05/01/43	1,090	1,090,042
Brevard County Health Facilities Authority, Refunding RB(d)
4.00%, 11/15/45	4,040	3,251,381
4.00%, 11/15/55	5,960	4,393,574
Buckhead Trails Community Development District, SAB
5.60%, 05/01/44	400	404,266
5.88%, 05/01/54	975	984,523
Series 2022, 5.63%, 05/01/42	740	784,182
Series 2022, 5.75%, 05/01/52	495	515,963
Security	Par (000)	Value
Florida (continued)
Capital Projects Finance Authority, RB(d)
6.13%, 06/15/44	$210	$ 214,358
6.50%, 06/15/54	275	284,435
Capital Region Community Development District, Refunding SAB, Series A-1, 5.13%, 05/01/39	2,110	2,127,655
Capital Trust Agency, Inc., RB
4.50%, 01/01/35(d)	2,220	2,201,999
4.88%, 06/15/56(d)	6,670	5,584,048
Series A, 5.00%, 06/15/49(d)	500	458,823
Series A, 5.00%, 12/15/49	975	942,141
Series A, 5.75%, 06/01/54(d)	1,925	1,600,295
Series A, 5.00%, 12/15/54	1,050	998,895
Series B, 0.00%, 01/01/35(e)	3,005	1,649,903
Series B, 0.00%, 01/01/60(e)	64,500	5,206,653
Capital Trust Agency, Inc., RB, CAB, 0.00%, 07/01/61(d)(e)	41,470	3,188,148
Capital Trust Authority, RB(d)
Series A, 5.00%, 07/01/44	680	629,022
Series A, 5.25%, 07/01/54	1,190	1,099,453
Celebration Pointe Community Development District No. 1, SAB, 5.00%, 05/01/34	1,180	1,168,200
Central Parc Community Development District, SAB
5.70%, 05/01/44	750	760,171
6.00%, 05/01/54	650	675,707
Charles Cove Community Development District, SAB, 4.38%, 05/01/50	1,500	1,321,533
Charlotte County Industrial Development Authority, RB, 5.00%, 10/01/49(d)	3,040	3,017,403
Collier County Industrial Development Authority, Refunding RB, Series A, 8.13%, 05/15/44(a)(d)(h)	370	37
Coral Creek Community Development District, SAB, 5.75%, 05/01/54	545	565,250
County of Lake Florida, RB, 5.00%, 01/15/49(d)	825	778,891
County of Osceola Florida Transportation Revenue, Refunding RB, CAB(e)
Series A-2, 0.00%, 10/01/48	5,125	1,573,128
Series A-2, 0.00%, 10/01/49	1,770	514,416
Crossings Community Development District, SAB, 5.60%, 05/01/54	530	544,509
Crosswinds East Community Development District, SAB, 5.75%, 05/01/54	380	394,120
Curiosity Creek Community Development District, SAB(d)
5.40%, 05/01/44	365	358,176
5.70%, 05/01/55	600	582,630
Darby Community Development District, SAB, Series A-2, 5.88%, 05/01/35	3,600	3,652,981
Elevation Pointe Community Development District, SAB
Series A-1, 4.40%, 05/01/42	700	656,823
Series A-1, 4.60%, 05/01/52	1,090	994,132
Series A-2, 4.40%, 05/01/32	2,200	2,138,837
Escambia County Health Facilities Authority, Refunding RB
(AGM), 3.00%, 08/15/50	10,000	7,468,636
4.00%, 08/15/50	6,530	5,666,830
Florida Development Finance Corp., RB
5.25%, 06/01/55(d)	2,830	2,725,587
6.50%, 06/30/57(a)(d)(h)	861	228,706
Series A, 5.75%, 06/15/29(d)	635	635,429
Series A, 6.00%, 06/15/34(d)	835	835,559
Series A, 4.00%, 06/15/52	2,875	2,410,387
Series A, 5.00%, 06/15/56	1,525	1,509,173

Schedule of Investments (unaudited)(continued)
January 31, 2025
BlackRock High Yield Municipal Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Florida (continued)
Florida Development Finance Corp., RB (continued)
Series A, 5.13%, 06/15/55(d)	$10,455	$ 9,144,401
Series B, 4.50%, 12/15/56(d)	5,945	4,353,483
Series C, 5.75%, 12/15/56(d)	2,030	1,653,177
AMT, 5.00%, 05/01/29(d)	3,550	3,595,373
AMT, 6.13%, 07/01/32(c)(d)	5,000	5,110,867
AMT, 10.00%, 07/15/59(c)(d)	19,325	19,990,635
Class A, AMT, 4.38%, 10/01/54(c)(d)	2,275	2,287,880
Class A, AMT, 8.25%, 07/01/57(c)(d)	4,000	4,154,064
Florida Development Finance Corp., Refunding RB
Series A, 4.00%, 06/01/46(d)	1,700	1,383,972
Series A, 4.00%, 06/01/55(d)	2,750	2,094,658
AMT, 12.00%, 07/15/32(c)(d)	10,610	11,370,552
AMT, (AGM), 5.25%, 07/01/53	12,075	12,527,485
Gardens at Hammock Beach Community Development District, SAB
Series 1, 4.80%, 05/01/31	195	197,224
Series 1, 5.38%, 05/01/44	305	313,320
Series 1, 5.65%, 05/01/54	520	535,550
Series 2, 5.00%, 05/01/31	270	272,295
Series 2, 5.60%, 05/01/44	995	1,014,812
Series 2, 5.88%, 05/01/55	360	366,776
Golden Gem Community Development District, SAB
5.15%, 05/01/31	535	544,074
5.70%, 05/01/44	2,900	3,000,343
6.00%, 05/01/55	1,010	1,049,453
Grand Oaks Community Development District, SAB
4.25%, 05/01/40	910	847,683
4.50%, 05/01/52	1,015	901,893
Greenbriar Community Development District, SAB
5.65%, 05/01/45	585	592,796
5.88%, 05/01/54	705	712,855
Hammock Oaks Community Development District, SAB
5.85%, 05/01/44	125	129,737
6.15%, 05/01/54	865	902,529
Hillcrest Preserve Community Development District, SAB, 5.30%, 05/01/54(d)	890	851,841
Hills of Minneola Community Development District, SAB(d)
4.00%, 05/01/40	1,025	919,333
4.00%, 05/01/50	1,500	1,219,461
Hobe-St. Lucie Conservancy District, SAB, 5.88%, 05/01/55	635	663,704
Hyde Park Community Development District No. 1, SAB
Series A, 4.75%, 05/01/31	290	292,837
Series A, 5.35%, 05/01/44	425	435,815
Series A, 5.63%, 05/01/55	690	708,686
Lakes of Sarasota Community Development District, SAB
Series A, 4.75%, 05/01/31	355	358,665
Series A, 5.30%, 05/01/44	425	434,258
Series A, 5.60%, 05/01/55	695	712,562
Lakeside Preserve Community Development District, SAB, Series 2023, 6.38%, 05/01/54	1,000	1,082,488
Lakewood Ranch Stewardship District, SAB
4.95%, 05/01/29(d)	175	177,220
4.63%, 05/01/31	215	216,266
4.88%, 05/01/35	265	265,054
5.50%, 05/01/39(d)	160	163,991
5.30%, 05/01/44	385	393,387
4.88%, 05/01/45	530	519,868
Security	Par (000)	Value
Florida (continued)
Lakewood Ranch Stewardship District, SAB (continued)
5.13%, 05/01/46	$830	$ 819,852
5.65%, 05/01/48(d)	225	229,463
5.55%, 05/01/54	180	184,077
Series 1A, 5.00%, 05/01/38	1,175	1,181,450
Series 1A, 5.10%, 05/01/48	2,545	2,537,339
Series 1B, 4.75%, 05/01/29	950	957,880
Series 1B, 5.30%, 05/01/39	1,090	1,108,918
Series 1B, 5.45%, 05/01/48	1,930	1,953,732
Lee County Industrial Development Authority, RB, Class B-1, 4.75%, 11/15/29	985	987,608
LT Ranch Community Development District, SAB
5.50%, 05/01/44	795	823,970
5.85%, 05/01/54	600	626,646
LTC Ranch West Residential Community Development District, Refunding SAB
Series AA4, 5.38%, 05/01/44	345	339,849
Series AA4, 5.65%, 05/01/54	1,250	1,271,450
LTC Ranch West Residential Community Development District, SAB
Series AA2, 5.70%, 05/01/44	185	188,036
Series AA2, 6.00%, 05/01/54	250	254,801
Malabar Springs Community Development District, SAB
5.20%, 05/01/44	605	614,115
5.50%, 05/01/54	905	922,937
Marion Ranch Community Development District, SAB
5.10%, 05/01/31	250	255,231
5.70%, 05/01/44	595	625,403
5.95%, 05/01/54	230	241,879
Midtown Miami Community Development District, Refunding SAB, Series A, 5.00%, 05/01/37	890	890,089
Normandy Community Development District, SAB, 5.55%, 05/01/54(d)	1,510	1,545,632
North AR-1 Pasco Community Development District, SAB
Series A, 5.75%, 05/01/44	235	247,869
Series A, 6.00%, 05/01/54	420	443,209
North River Ranch Community Development District, SAB
Series A-1, 4.25%, 05/01/51	1,430	1,226,937
Series A-2, 4.20%, 05/01/35	220	210,579
Parrish Lakes Community Development District, SAB
5.00%, 05/01/31	495	503,781
5.50%, 05/01/44	990	1,027,600
5.80%, 05/01/54	310	323,168
Parrish Plantation Community Development District, SAB
5.80%, 05/01/44	480	508,001
5.88%, 05/01/54	375	392,334
6.05%, 05/01/54	900	953,024
Poitras East Community Development District, SAB
5.00%, 05/01/43	460	460,832
5.25%, 05/01/52	1,650	1,654,537
Sandridge Community Development District, SAB, Series A1, 4.00%, 05/01/51	600	506,014
Sawyers Landing Community Development District, SAB, 4.25%, 05/01/53	3,520	3,017,463
Seminole County Industrial Development Authority, Refunding RB, 5.75%, 11/15/54	2,420	2,402,620
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2025
BlackRock High Yield Municipal Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Florida (continued)
Seminole Palms Community Development District, SAB, 5.50%, 05/01/55(d)	$955	$ 972,928
Shadowlawn Community Development District, SAB, 5.85%, 05/01/54	355	360,302
Somerset Bay Community Development District, SAB(d)
4.85%, 05/01/31	350	354,537
5.63%, 05/01/44	925	936,397
5.90%, 05/01/54	905	941,341
South Broward Hospital District, RB, (BAM-TCRS), 3.00%, 05/01/51	415	305,332
Southern Groves Community Development District No. 5, SAB
4.00%, 05/01/30	175	172,673
4.30%, 05/01/40	825	793,526
4.50%, 05/01/46	600	556,672
Talavera Community Development District, SAB, 4.35%, 05/01/40	520	491,192
Trout Creek Community Development District, SAB
5.38%, 05/01/38	670	679,467
5.50%, 05/01/49	1,690	1,698,106
Two Rivers West Community Development District, SAB(d)
Series 2024, 4.80%, 05/01/31	250	252,852
Series 2024, 5.63%, 05/01/44	750	761,177
Series 2024, 5.88%, 05/01/54	895	936,357
V-Dana Community Development District, SAB, 4.00%, 05/01/40(d)	750	680,435
Village Community Development District No. 14, SAB
5.38%, 05/01/42	3,235	3,367,675
5.50%, 05/01/53	2,410	2,498,842
Village Community Development District No. 15, SAB, 5.25%, 05/01/54(d)	1,035	1,061,073
Volusia County Educational Facility Authority, RB, 5.25%, 06/01/49	2,680	2,797,391
West Villages Improvement District, SAB
4.75%, 05/01/39	885	875,944
5.38%, 05/01/44	495	508,503
5.00%, 05/01/50	1,415	1,358,674
5.63%, 05/01/54	355	364,972
Westside Haines City Community Development District, SAB, 6.00%, 05/01/54	640	656,462
		241,693,922
Georgia — 1.2%
Atlanta Development Authority, TA(d)
Series A, 5.00%, 04/01/34	1,720	1,718,689
Series A, 5.50%, 04/01/39	2,640	2,704,745
Atlanta Urban Redevelopment Agency, RB, 3.88%, 07/01/51(d)	2,805	2,396,123
Development Authority of Cobb County, RB, Series A, 6.38%, 06/15/58(d)	690	701,894
East Point Business & Industrial Development Authority, RB, Series A, 5.25%, 06/15/62(d)	875	847,914
Main Street Natural Gas, Inc., RB, Series A, 5.00%, 06/01/53(c)	2,000	2,101,021
Municipal Electric Authority of Georgia, RB
Series A, 5.00%, 01/01/49	5,235	5,336,387
Series A, 5.00%, 07/01/52	2,765	2,875,404
		18,682,177
Security	Par (000)	Value
Idaho — 0.3%
Idaho Health Facilities Authority, Refunding RB, 3.50%, 09/01/33	$375	$ 327,935
Idaho Housing & Finance Association, RB(d)
Series A, 6.00%, 07/01/39	370	375,987
Series A, 6.00%, 07/01/49	595	599,076
Series A, 6.00%, 07/01/54	570	573,619
Series A, 6.95%, 06/15/55	1,540	1,631,301
Series C, 5.00%, 12/01/46	1,000	973,501
Power County Industrial Development Corp., RB, 6.45%, 08/01/32	265	265,560
		4,746,979
Illinois — 2.8%
Chicago Board of Education, GO
Series A, 5.00%, 12/01/42	4,650	4,649,723
Series D, 5.00%, 12/01/46	6,770	6,673,278
Chicago Board of Education, Refunding GO, Series B, 4.00%, 12/01/41	4,905	4,396,682
Chicago Transit Authority Sales Tax Receipts Fund, Refunding RB, Series A, 2nd Lien, 5.00%, 12/01/57	5,550	5,747,351
County of Cook Illinois, RB, M/F Housing, 6.50%, 01/01/45	4,500	4,615,533
Illinois Finance Authority, Refunding RB
6.00%, 02/01/34	315	315,094
6.13%, 02/01/45	600	600,110
Illinois State Toll Highway Authority, RB, Series A, 5.00%, 01/01/46	4,640	4,896,158
Metropolitan Pier & Exposition Authority, Refunding RB, 4.00%, 06/15/50	9,695	8,660,012
State of Illinois, GO, 5.50%, 05/01/39	2,460	2,659,273
Village of Lincolnwood Illinois, TA, Series B, 5.75%, 12/01/43(d)	935	944,979
		44,158,193
Indiana — 0.6%
City of Valparaiso Indiana, Refunding RB, AMT, 4.50%, 01/01/34(d)	635	652,684
City of Vincennes Indiana, Refunding RB, 6.25%, 01/01/29(a)(d)(h)	2,325	1,508,344
Indiana Finance Authority, RB, Series A, AMT, 6.75%, 05/01/39	2,785	3,162,875
Indiana Finance Authority, Refunding RB, Series A, 5.50%, 09/15/44	1,445	1,549,864
Indianapolis Local Public Improvement Bond Bank, RB, Series E, 6.00%, 03/01/53	1,850	1,959,515
		8,833,282
Iowa — 0.2%
Iowa Finance Authority, Refunding RB, Series A, 5.13%, 05/15/59	2,350	2,339,219
Iowa Higher Education Loan Authority, Refunding RB, 5.50%, 11/01/51	1,000	908,436
		3,247,655
Kansas(d) — 0.2%
City of Shawnee Kansas, RB
5.00%, 08/01/41	770	725,928
5.00%, 08/01/56	1,900	1,664,665
		2,390,593
Kentucky(d) — 0.7%
City of Henderson Kentucky, RB
Series A, AMT, 4.70%, 01/01/52	2,435	2,330,891

Schedule of Investments (unaudited)(continued)
January 31, 2025
BlackRock High Yield Municipal Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Kentucky (continued)
City of Henderson Kentucky, RB (continued)
Series B, AMT, 4.45%, 01/01/42	$2,540	$ 2,487,213
Series B, AMT, 4.70%, 01/01/52	6,000	5,742,839
		10,560,943
Louisiana — 1.0%
Louisiana Public Facilities Authority, RB
Series A, 5.25%, 06/01/60(d)	4,940	4,072,913
Series A, 6.50%, 06/01/62(d)	855	851,119
AMT, 5.50%, 09/01/59	4,910	5,205,052
Class R2, AMT, 6.50%, 10/01/53(c)(d)	2,160	2,279,669
Parish of St. James Louisiana, RB, Series 2, 6.35%, 07/01/40(d)	3,160	3,443,948
		15,852,701
Maine(d) — 0.7%
Finance Authority of Maine, RB, AMT, Sustainability Bonds, 8.00%, 12/01/51(a)(h)	5,600	1,834,000
Finance Authority of Maine, Refunding RB, AMT, 4.63%, 12/01/47(c)	1,300	1,302,264
Maine Health & Higher Educational Facilities Authority, Refunding RB, 4.00%, 07/01/37	8,100	7,379,507
		10,515,771
Maryland — 1.5%
City of Baltimore Maryland, RB
4.88%, 06/01/42	260	259,146
5.00%, 06/01/51	780	766,396
City of Baltimore Maryland, Refunding RB, Convertible, 5.00%, 09/01/46	1,500	1,425,213
Maryland Community Development Administration, RB, M/F Housing, Series D-1, Sustainability Bonds, (FNMA), 4.35%, 02/01/44	8,270	8,144,919
Maryland Economic Development Corp., TA, 4.00%, 09/01/50	4,805	4,065,928
Maryland Health & Higher Educational Facilities Authority, RB, 7.00%, 03/01/55(d)	8,165	8,484,923
		23,146,525
Massachusetts — 0.2%
Massachusetts Development Finance Agency, RB, Series D, Sustainability Bonds, 4.00%, 07/01/45	715	631,429
Massachusetts Development Finance Agency, Refunding RB(d)
4.13%, 10/01/42	855	777,575
5.00%, 10/01/57	1,900	1,863,862
		3,272,866
Michigan — 0.4%
Advanced Technology Academy, Refunding RB, 5.00%, 11/01/44	160	156,548
Michigan Strategic Fund, RB
5.00%, 11/15/42	280	279,363
AMT, 5.00%, 12/31/43	2,030	2,052,745
AMT, Sustainability Bonds, 4.00%, 10/01/61(c)	4,450	4,435,717
		6,924,373
Minnesota — 0.2%
City of Eagan Minnesota, RB, Series A, 02/01/55(i)	245	243,541
Duluth Economic Development Authority, Refunding RB, Series A, 5.25%, 02/15/58	2,790	2,824,923
		3,068,464
Security	Par (000)	Value
Missouri — 0.4%
Industrial Development Authority of the City of St. Louis Missouri, Refunding RB
Series A, 4.88%, 06/15/34	$405	$ 408,707
Series A, 4.38%, 11/15/35	1,020	917,641
Series A, 5.75%, 06/15/54	1,665	1,706,903
Kansas City Industrial Development Authority, RB
Series A-1, 5.00%, 06/01/46(d)	965	937,283
Series A-1, 5.00%, 06/01/54(d)	625	584,871
Series C, 7.50%, 11/15/46(a)(h)	425	335,414
Kansas City Industrial Development Authority, Refunding RB(a)(h)
Class B, 5.00%, 11/15/46	772	520,365
Class D, 2.00%, 11/15/46	345	14,381
Kansas City Land Clearance Redevelopment Authority, TA, Series B, 5.00%, 02/01/40(d)	1,240	1,222,038
		6,647,603
Nebraska — 0.3%
Central Plains Energy Project, RB, Series 1, 5.00%, 05/01/53	4,545	4,753,523
Nevada — 0.5%
City of Las Vegas Nevada Special Improvement District No. 613, SAB
5.25%, 12/01/47	440	440,739
5.50%, 12/01/53	250	251,772
City of Las Vegas Nevada Special Improvement District No. 815, SAB, 5.00%, 12/01/49	775	752,498
State of Nevada Department of Business & Industry, RB, Series A4, AMT, 8.13%, 01/01/50(c)	2,790	2,902,072
Tahoe-Douglas Visitors Authority, RB
5.00%, 07/01/40	1,490	1,543,355
5.00%, 07/01/45	1,460	1,496,162
		7,386,598
New Hampshire — 1.5%
New Hampshire Business Finance Authority, RB
5.38%, 12/01/31(d)	4,095	4,094,365
5.25%, 12/01/35(d)	5,229	5,182,691
5.38%, 12/15/35(d)	5,843	5,842,286
Series A, 4.13%, 08/15/40	1,435	1,288,358
Series A, 4.25%, 08/15/46	1,610	1,374,871
Series A, 4.50%, 08/15/55	3,350	2,808,350
New Hampshire Business Finance Authority, RB, CAB, 0.00%, 04/01/32(d)(e)	1,755	1,140,511
New Hampshire Business Finance Authority, RB, M/F Housing, Series 2, Sustainability Bonds, 4.25%, 07/20/41	2,442	2,386,096
		24,117,528
New Jersey — 0.7%
New Jersey Economic Development Authority, RB
5.00%, 12/15/28(g)	2,060	2,224,726
Series A, 5.00%, 07/01/37	375	374,112
Series A, 5.25%, 11/01/54(d)	3,955	3,504,985
Series B, 6.50%, 04/01/31	2,010	2,072,037
New Jersey Health Care Facilities Financing Authority, RB, 4.00%, 07/01/51	1,960	1,852,578
New Jersey Higher Education Student Assistance Authority, RB, Series B, AMT, 4.25%, 12/01/45	1,030	1,025,470
		11,053,908
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2025
BlackRock High Yield Municipal Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
New York — 5.2%
Albany Capital Resource Corp., Refunding RB, 4.00%, 07/01/41(a)(h)	$3,750	$ 1,740,000
Build NYC Resource Corp., RB
Series A, 5.00%, 07/01/32	2,255	2,201,741
Series A, 5.13%, 07/01/33	620	644,293
Series A, 6.13%, 07/01/43	1,780	1,890,759
Series A, 6.38%, 07/01/53	3,260	3,430,385
Build NYC Resource Corp., Refunding RB, AMT, 5.00%, 01/01/35(d)	2,165	2,133,495
Huntington Local Development Corp., RB, Series A, 5.25%, 07/01/56	585	500,053
New York City Housing Development Corp., RB, M/F Housing
Series C-1A, 4.20%, 11/01/44	3,190	3,099,038
Series C-1A, 4.30%, 11/01/47	4,655	4,514,467
New York Liberty Development Corp., Refunding RB
3.25%, 09/15/52	4,045	3,106,377
Series 1, 2.75%, 02/15/44	5,320	4,077,517
Series A, Sustainability Bonds, 3.00%, 11/15/51	2,300	1,732,571
New York State Dormitory Authority, Refunding RB, Series A, 3.00%, 03/15/51	4,200	3,228,690
New York Transportation Development Corp., ARB
AMT, 5.00%, 12/01/35	10,000	10,590,702
AMT, 5.63%, 04/01/40	2,215	2,374,411
New York Transportation Development Corp., RB
AMT, 5.00%, 10/01/35	3,845	4,011,309
AMT, 4.00%, 04/30/53	2,220	1,852,207
AMT, Sustainability Bonds, 5.50%, 06/30/54	7,750	8,164,322
New York Transportation Development Corp., Refunding ARB, Series A, AMT, 5.38%, 08/01/36	3,665	3,788,232
Oneida Indian Nation of New York, RB, Series B, 6.00%, 09/01/43(d)	1,140	1,246,297
Suffolk Regional Off-Track Betting Co, RB, 5.00%, 12/01/34	1,570	1,589,867
Suffolk Regional Off-Track Betting Co., RB
5.75%, 12/01/44	2,600	2,661,349
6.00%, 12/01/53	3,800	3,920,128
Westchester County Local Development Corp., Refunding RB(d)
5.00%, 07/01/41	3,300	3,336,862
5.00%, 07/01/46	2,205	2,217,048
Westchester Tobacco Asset Securitization Corp., Refunding RB
Sub-Series C, 4.00%, 06/01/42	670	583,708
Sub-Series C, 5.13%, 06/01/51	2,000	1,827,126
		80,462,954
North Dakota — 0.2%
City of Grand Forks North Dakota, RB, Series A, (AGM), 5.00%, 12/01/48	1,765	1,813,861
County of Cass North Dakota, Refunding RB, Series B, 5.25%, 02/15/58	1,785	1,825,604
		3,639,465
Ohio — 2.0%
Buckeye Tobacco Settlement Financing Authority, Refunding RB, Series B-2, Class 2, 5.00%, 06/01/55	1,700	1,528,754
Buckeye Tobacco Settlement Financing Authority, Refunding RB, CAB, Series B-3, Class 2, 0.00%, 06/01/57(e)	106,150	11,126,746
Security	Par (000)	Value
Ohio (continued)
Cleveland-Cuyahoga County Port Authority, Refunding RB(d)
Series A, 5.38%, 01/01/39	$455	$ 439,982
Series A, 5.88%, 01/01/49	1,095	1,060,594
County of Hamilton Ohio, Refunding RB, 5.00%, 01/01/46	1,435	1,398,091
County of Hardin Ohio, Refunding RB
5.00%, 05/01/30	620	611,782
5.25%, 05/01/40	615	588,751
5.50%, 05/01/50	2,895	2,688,057
Hickory Chase Community Authority, Refunding RB, 5.00%, 12/01/40(d)	4,675	4,606,101
Ohio Air Quality Development Authority, RB, AMT, 5.00%, 07/01/49(d)	3,900	3,620,969
Ohio Higher Educational Facility Commission, Refunding RB, 4.00%, 10/01/47	3,500	3,022,135
		30,691,962
Oklahoma — 1.3%
Oklahoma Development Finance Authority, RB
7.25%, 09/01/51(d)	14,215	14,408,055
Series A-2, 7.25%, 09/01/51(d)	1,920	1,946,076
Series B, 5.50%, 08/15/52	2,415	2,452,459
Tulsa Authority for Economic Opportunity, TA, 4.38%, 12/01/41(d)	1,165	1,051,052
Tulsa County Industrial Authority, Refunding RB, 5.25%, 11/15/37	1,050	1,071,414
		20,929,056
Oregon — 0.9%
Clackamas County Hospital Facility Authority, Refunding RB, Series A, 5.25%, 11/15/50	800	786,421
Oregon State Facilities Authority, RB(d)
Series A, 5.00%, 06/15/49	915	803,636
Series A, 5.25%, 06/15/55	505	451,348
Port of Morrow Oregon, GOL, Series A, 5.15%, 10/01/26(d)	11,815	11,937,108
		13,978,513
Pennsylvania — 1.8%
Allegheny Community Broadband, Inc., RB(d)
7.75%, 09/01/45	530	527,040
8.00%, 09/01/51	625	625,116
Allentown Neighborhood Improvement Zone Development Authority, RB(d)
Series A, 5.25%, 05/01/32	300	310,665
Series A, 5.25%, 05/01/42	300	301,962
Beaver County Industrial Development Authority, Refunding RB, Series B, 3.75%, 10/01/47	4,065	3,495,550
Bucks County Industrial Development Authority, RB, 4.00%, 07/01/46	475	415,407
Doylestown Hospital Authority, Refunding RB(d)
5.00%, 07/01/31	485	503,472
5.38%, 07/01/39	1,125	1,213,394
Lancaster Municipal Authority, RB, Series B, 5.00%, 05/01/54	300	305,708
Montgomery County Industrial Development Authority, Refunding RB, 5.00%, 12/01/46	1,000	983,419
Pennsylvania Economic Development Financing Authority, RB
AMT, 5.75%, 06/30/48	2,890	3,104,947
AMT, 5.25%, 06/30/53	4,830	4,984,732

Schedule of Investments (unaudited)(continued)
January 31, 2025
BlackRock High Yield Municipal Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pennsylvania (continued)
Pennsylvania Economic Development Financing Authority, Refunding RB
Series B, 5.25%, 12/01/38(c)	$1,750	$ 1,766,744
Series C, 5.25%, 12/01/37(c)	3,065	3,094,277
AMT, 5.50%, 11/01/44	5,390	5,390,354
Pennsylvania Higher Education Assistance Agency, RB, Sub-Series 1C, AMT, 5.00%, 06/01/51	640	624,490
School District of Philadelphia, GOL, Series A, (SAW), 5.50%, 09/01/48	490	540,506
		28,187,783
Puerto Rico — 8.9%
Children’s Trust Fund, RB, Series A, 0.00%, 05/15/57(e)	38,360	2,409,299
Children’s Trust Fund, Refunding RB, Series B, 0.00%, 05/15/55(e)	2,000	220,804
Commonwealth of Puerto Rico, GO
Series A-1, Restructured, 5.38%, 07/01/25	— (j)	1
Series A-1, Restructured, 5.63%, 07/01/29	3,605	3,884,190
Series A-1, Restructured, 5.75%, 07/01/31	3,402	3,750,013
Series A-1, Restructured, 4.00%, 07/01/37	2,855	2,806,267
Series A-1, Restructured, 4.00%, 07/01/41	4,939	4,727,283
Series A-1, Restructured, 4.00%, 07/01/46	2,017	1,810,167
Commonwealth of Puerto Rico, GO, CAB, Series A, Restructured, 0.00%, 07/01/33(e)	5,283	3,672,984
Commonwealth of Puerto Rico, RB(a)(c)(h)
1.00%, 11/01/51	102,941	45,848,982
Series A-1, 1.00%, 11/01/43	1,156	719,568
PRIFA Custodial Trust, RB, Series 2005, 0.00%, 03/15/49	3,300	1,024,388
Puerto Rico Commonwealth Aqueduct & Sewer Authority, RB, Series A, 4.00%, 07/01/42(d)	1,075	1,012,924
Puerto Rico Commonwealth Aqueduct & Sewer Authority, Refunding RB, Series B, 4.00%, 07/01/42(d)	7,000	6,566,457
Puerto Rico Electric Power Authority, RB
Series A, 7.25%, 07/01/30(a)(h)	250	120,625
Series A, 7.00%, 07/01/33(a)(h)	8,735	4,214,637
Series A, 6.75%, 07/01/36(a)(h)	5,830	2,812,975
Series A, 7.00%, 07/01/40	1,000	482,500
Series A, 5.00%, 07/01/42(a)(h)	1,605	774,412
Series A, 5.05%, 07/01/42(a)(h)	1,080	521,100
Series A, 7.00%, 07/01/43(a)(h)	775	373,938
Series A-1, 10.00%, 07/01/19(a)(h)	230	111,077
Series A-2, 10.00%, 07/01/19(a)(h)	1,161	560,389
Series A-3, 10.00%, 07/01/19(a)(h)	748	360,750
Series B-3, 10.00%, 07/01/19(a)(h)	748	360,750
Series C-1, 5.40%, 01/01/18(a)(h)	2,054	991,140
Series C-2, 5.40%, 07/01/18(a)(h)	2,055	991,300
Series C-3, 5.40%, 01/01/20(a)(h)	208	100,204
Series C-4, 5.40%, 07/01/20(a)(h)	208	100,204
Series CCC, 5.00%, 07/01/22	715	344,988
Series CCC, 5.00%, 07/01/25	620	299,150
Series CCC, 5.25%, 07/01/26(a)(h)	590	284,675
Series CCC, 5.25%, 07/01/28(a)(h)	1,945	938,462
Series D-1, 7.50%, 01/01/20(a)(h)	2,332	1,125,301
Series D-2, 7.50%, 01/01/20(a)(h)	4,430	2,137,443
Series D-4, 7.50%, 07/01/20(a)(h)	709	342,216
Series TT, 5.00%, 07/01/18(a)(h)	900	434,250
Series TT, 5.00%, 07/01/25(a)(h)	3,270	1,577,775
Series TT, 5.00%, 07/01/26(a)(h)	455	219,538
Security	Par (000)	Value
Puerto Rico (continued)
Puerto Rico Electric Power Authority, RB (continued)
Series WW, 5.50%, 07/01/17(a)(h)	$475	$ 229,188
Series WW, 5.50%, 07/01/18(a)(h)	415	200,238
Series WW, 5.50%, 07/01/19(a)(h)	335	161,638
Series WW, 5.38%, 07/01/22(a)(h)	4,500	2,171,250
Series WW, 5.38%, 07/01/24(a)(h)	815	393,237
Series WW, 5.25%, 07/01/25	1,940	936,050
Series WW, 5.25%, 07/01/33(a)(h)	315	151,988
Series WW, 5.50%, 07/01/38(a)(h)	415	200,238
Series XX, 5.25%, 07/01/17(a)(h)	230	110,975
Series XX, 5.25%, 07/01/35(a)(h)	705	340,163
Series XX, 5.75%, 07/01/36(a)(h)	2,870	1,384,775
Series XX, 5.25%, 07/01/40(a)(h)	8,385	4,045,762
Puerto Rico Electric Power Authority, Refunding RB
Series AAA, 5.25%, 07/01/22(a)(h)	765	369,113
Series AAA, 5.25%, 07/01/25	3,560	1,717,700
Series AAA, 5.25%, 07/01/28(a)(h)	3,655	1,763,537
Series AAA, 5.25%, 07/01/29(a)(h)	190	91,675
Series UU, 1.00%, 07/01/17(a)(c)(h)	2,660	1,283,450
Series UU, 1.00%, 07/01/18(a)(c)(h)	125	60,313
Series UU, 1.00%, 07/01/20(a)(c)(h)	1,135	547,637
Series UU, 3.95%, 07/01/31(a)(c)(h)	1,345	648,962
Series ZZ, 5.25%, 07/01/19(a)(h)	1,050	506,625
Series ZZ, 5.25%, 07/01/23(a)(h)	370	178,525
Series ZZ, 5.25%, 07/01/24(a)(h)	5,050	2,436,625
Series ZZ, 5.25%, 07/01/25(a)(h)	265	127,863
Series ZZ, 5.00%, 07/01/28(a)(h)	345	166,463
Series ZZ, 5.00%, 12/29/49(a)(h)	330	159,225
Puerto Rico Industrial Tourist Educational Medical & Envirml Ctl Facs Fing Authority, ARB
Series A-1, AMT, 6.75%, 01/01/45	680	800,778
Series A-2, AMT, 6.50%, 01/01/42	445	522,620
Series A-2, AMT, 6.75%, 01/01/45	680	800,881
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB
Series A-1, Restructured, 5.00%, 07/01/58	7,000	6,978,527
Series A-2, Restructured, 4.54%, 07/01/53	1,564	1,516,604
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB, CAB(e)
Series A-1, Restructured, 0.00%, 07/01/33	2,574	1,867,963
Series A-1, Restructured, 0.00%, 07/01/51	18,000	4,315,668
Series B-1, Restructured, 0.00%, 07/01/46	8,066	2,642,167
		138,861,549
South Carolina(d) — 0.3%
City of Hardeeville South Carolina, SAB
3.00%, 05/01/27	135	130,534
3.50%, 05/01/32	235	210,086
3.88%, 05/01/41	450	367,952
4.00%, 05/01/52	375	278,197
County of Dorchester South Carolina, SAB, 6.00%, 10/01/51	2,240	2,282,227
South Carolina Jobs-Economic Development Authority, RB, 7.50%, 08/15/62	1,935	1,877,683
		5,146,679
Tennessee — 1.4%
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board, Refunding RB, 4.00%, 10/01/49	1,635	1,367,679
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2025
BlackRock High Yield Municipal Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Tennessee (continued)
Metropolitan Government Nashville & Davidson County Industrial Development Board, SAB, 4.00%, 06/01/51(d)	$3,445	$ 2,951,311
Metropolitan Government Nashville & Davidson County Industrial Development Board, SAB, CAB, 0.00%, 06/01/43(d)(e)	4,000	1,624,668
Nashville Metropolitan Development & Housing Agency, TA, 5.13%, 06/01/36(d)	500	509,440
Tennergy Corp., RB, Series A, 5.50%, 10/01/53(c)	7,435	7,921,802
Tennessee Energy Acquisition Corp., RB, Series A, 5.00%, 05/01/52(c)	6,360	6,723,590
		21,098,490
Texas — 7.9%
Angelina & Neches River Authority, RB, Series A, AMT, 7.50%, 12/01/45(a)(d)(h)	2,340	1,170,000
Arlington Higher Education Finance Corp., RB(d)
5.63%, 08/15/54	6,260	5,277,585
7.50%, 04/01/62	1,970	1,980,750
7.88%, 11/01/62	1,670	1,732,495
Central Texas Regional Mobility Authority, Refunding RB(e)
0.00%, 01/01/28	3,000	2,735,340
0.00%, 01/01/29	500	439,604
0.00%, 01/01/30	1,330	1,126,162
0.00%, 01/01/31	4,000	3,259,469
City of Anna Texas, SAB(d)
4.88%, 09/15/31	202	203,206
5.50%, 09/15/44	769	780,956
5.75%, 09/15/54	195	198,611
City of Buda Texas, SAB(d)(i)
09/01/55	1,080	1,079,375
09/01/55	2,170	2,176,722
City of Celina Texas, SAB(d)(i)
09/01/45	100	101,426
09/01/55	350	351,841
City of Corpus Christi Texas, SAB
5.38%, 09/15/31	156	154,080
6.13%, 09/15/44	450	435,936
6.50%, 09/15/54	767	759,610
City of Crandall Texas, SAB, 5.00%, 09/15/41(d)	500	495,668
City of Fate Texas, SAB, 5.75%, 08/15/54(d)	290	296,458
City of Friendswood Texas, SAB, 7.00%, 09/15/54	2,146	2,132,610
City of Houston Texas Airport System Revenue, ARB
AMT, 5.00%, 07/15/28	6,685	6,845,072
Series A, AMT, 6.63%, 07/15/38	1,110	1,111,633
Series A, AMT, 4.00%, 07/01/41	3,600	3,264,038
Series B, AMT, 5.50%, 07/15/39	1,545	1,647,488
Series B-1, AMT, 5.00%, 07/15/35	5,000	5,003,544
City of Houston Texas Airport System Revenue, Refunding RB
AMT, 5.00%, 07/01/29	6,600	6,603,127
Series C, AMT, 5.00%, 07/15/27	5,525	5,625,823
City of Marble Falls Texas, SAB(d)
4.63%, 09/01/31	100	96,565
4.88%, 09/01/41	295	264,204
6.38%, 09/01/44	180	174,738
5.13%, 09/01/51	500	481,008
6.63%, 09/01/54	1,140	1,105,515
City of Oak Point Texas, SAB(d)
4.25%, 09/15/31	300	293,530
5.10%, 09/15/44	500	481,845
Security	Par (000)	Value
Texas (continued)
City of Oak Point Texas, SAB(d) (continued)
5.25%, 09/15/54	$230	$ 218,023
5.63%, 09/15/54	1,000	974,425
City of Princeton Texas, SAB(d)
4.25%, 09/01/31	150	149,011
4.38%, 09/01/31	150	148,919
5.00%, 09/01/44	350	336,349
5.13%, 09/01/44	425	410,202
5.25%, 09/01/54	575	547,245
5.38%, 09/01/54	642	613,114
City of San Marcos Texas, SAB(d)
3.75%, 09/01/27	156	154,312
4.00%, 09/01/32	237	227,502
4.25%, 09/01/42	750	667,876
4.50%, 09/01/51	520	452,820
Clifton Higher Education Finance Corp., RB, Series A, 6.00%, 06/15/54(d)	200	194,230
Club Municipal Management District No. 1, SAB, 5.38%, 09/01/55(d)	550	523,107
Fort Bend County Industrial Development Corp., RB, Series B, 4.75%, 11/01/42	1,380	1,380,051
Harris County Cultural Education Facilities Finance Corp., Refunding RB
Series A, 5.00%, 01/01/38	535	535,114
Series A, 5.00%, 01/01/43	520	520,041
Series A, 5.13%, 01/01/48	1,535	1,535,053
Hemphill County Hospital District, GOL
4.63%, 02/01/39	1,500	1,380,066
4.75%, 02/01/45	2,500	2,240,172
Houston Higher Education Finance Corp., RB, 4.00%, 10/01/51	1,400	1,121,022
New Hope Cultural Education Facilities Finance Corp., RB
Series A, 5.00%, 01/01/55	700	574,614
Series A, 5.00%, 07/01/57	3,000	2,028,275
New Hope Cultural Education Facilities Finance Corp., Refunding RB, Series A, 6.75%, 10/01/52	5,000	5,143,359
New Hope Higher Education Finance Corp., RB, Series A, 5.75%, 06/15/51(d)	5,580	4,916,509
Newark Higher Education Finance Corp., RB(d)
Series A, 5.50%, 08/15/35	375	376,993
Series A, 5.75%, 08/15/45	735	740,574
Port of Beaumont Navigation District, ARB(d)
Series A, AMT, 5.00%, 01/01/39	21,345	21,963,996
Series A, AMT, 5.13%, 01/01/44	4,535	4,614,099
Port of Beaumont Navigation District, RB, AMT, 2.88%, 01/01/41(d)	2,050	1,594,308
Port of Beaumont Navigation District, Refunding RB(d)
Series A, AMT, 3.63%, 01/01/35	3,580	3,290,150
Series A, AMT, 4.00%, 01/01/50	1,155	955,297
San Antonio Education Facilities Corp., RB
Series A, 5.00%, 10/01/41	645	562,517
Series A, 5.00%, 10/01/51	885	711,944
Texas Municipal Gas Acquisition & Supply Corp. III, Refunding RB, 5.00%, 12/15/32	1,500	1,589,725
		123,277,048
Utah — 1.6%
Black Desert Public Infrastructure District, SAB, 5.63%, 12/01/53(d)	1,475	1,489,699
County of Utah, RB, Series A, 3.00%, 05/15/50	940	715,889

Schedule of Investments (unaudited)(continued)
January 31, 2025
BlackRock High Yield Municipal Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Utah (continued)
MIDA Mountain Veterans Program Public Infrastructure District, TA, 5.00%, 06/01/44(d)	$1,000	$ 997,918
Mida Mountain Village Public Infrastructure District, TA(d)
Series 1, 5.13%, 06/15/54	2,000	1,947,722
Series 2, 5.75%, 06/15/44	1,500	1,551,739
SkyRidge Pegasus Infrastructure Financing District, SAB, 5.25%, 12/01/44(d)	3,850	3,802,075
Utah Charter School Finance Authority, RB, Series A, 5.00%, 06/15/52(d)	1,320	1,139,025
Utah Housing Corp., RB, S/F Housing
Series A, (GNMA), 4.50%, 01/21/49	1,097	1,053,030
Series B, (GNMA), 4.50%, 02/21/49	1,719	1,647,051
Series C, (GNMA), 4.50%, 03/21/49	902	863,554
Series D, (GNMA), 4.50%, 04/21/49	1,875	1,797,446
Series E, (GNMA), 4.50%, 05/21/49	1,162	1,114,075
Series F-G2, (GNMA), 4.50%, 06/21/49	2,247	2,146,857
Series G-G2, (GNMA), 4.50%, 07/21/49	1,334	1,278,469
Series H, (GNMA), 4.50%, 08/21/49	1,119	1,070,874
Series I, (GNMA), 4.50%, 11/21/48	614	588,221
Series J, (GNMA), 4.50%, 12/21/48	884	847,130
Utah Infrastructure Agency, RB
5.50%, 10/15/44	460	493,818
5.50%, 10/15/48	435	461,131
Wood Ranch Public Infrastructure District, SAB, 5.63%, 12/01/53(d)	485	491,504
		25,497,227
Vermont(d) — 0.8%
East Central Vermont Telecommunications District, RB
Series A, 4.75%, 12/01/40	2,850	2,547,300
Series A, 4.50%, 12/01/44	3,695	3,068,537
Series A, 6.88%, 12/01/46	3,630	3,860,316
Series A, 4.50%, 12/01/50	3,000	2,341,772
		11,817,925
Virginia — 0.8%
Ballston Quarter Community Development Authority, TA, Series A-1, 5.50%, 03/01/46	1,154	1,110,415
Ballston Quarter Community Development Authority, TA, CAB, Series A-2, 7.13%, 03/01/59(f)	2,770	2,215,268
Hanover County Economic Development Authority, Refunding RB, 4.00%, 07/01/40(d)	1,790	1,546,930
James City County Economic Development Authority, RB
Series A, 6.88%, 12/01/58	1,475	1,616,109
Series C3, 5.25%, 12/01/27	990	990,916
Lower Magnolia Green Community Development Authority, SAB(d)
5.00%, 03/01/35	460	460,033
5.00%, 03/01/45	475	459,454
Norfolk Redevelopment & Housing Authority, RB, Series A, 5.00%, 01/01/49	1,250	1,125,465
Virginia Beach Development Authority, RB
Series A, 7.00%, 09/01/53	1,800	2,043,608
Series B3, 5.38%, 09/01/29	1,085	1,110,966
		12,679,164
Washington — 0.9%
Washington Economic Development Finance Authority, RB, Series A, AMT, Sustainability Bonds, 5.63%, 12/01/40(d)	3,470	3,516,444
Security	Par (000)	Value
Washington (continued)
Washington State Housing Finance Commission, RB(d)
6.00%, 07/01/59	$300	$ 303,436
Series A, 5.00%, 07/01/50	1,240	1,166,781
Series A, 5.75%, 01/01/53	720	721,063
Series A, 5.88%, 01/01/59	585	587,371
Series B2, 3.95%, 07/01/29	2,830	2,835,752
Washington State Housing Finance Commission, Refunding RB
5.00%, 01/01/26(d)	900	903,647
5.75%, 01/01/35(d)	355	355,105
5.00%, 01/01/43(d)	2,000	1,909,032
6.00%, 01/01/45(d)	940	940,278
Series A, 5.00%, 07/01/43	920	948,383
Series A, 5.00%, 07/01/48	620	629,173
		14,816,465
Wisconsin — 7.0%
Public Finance Authority, ARB
AMT, 4.00%, 07/01/41	530	461,373
AMT, 4.25%, 07/01/54	1,790	1,502,652
Public Finance Authority, RB
6.25%, 10/01/31(a)(d)(h)	910	77,350
5.50%, 12/15/32(d)	5,831	5,684,843
5.75%, 12/15/33(d)	12,185	11,907,996
5.00%, 06/15/41(d)	925	902,334
7.00%, 10/01/47(a)(d)(h)	910	77,350
5.63%, 06/15/49(d)	5,925	5,325,770
5.00%, 06/15/53	645	642,142
5.75%, 12/01/54(d)	3,280	3,288,929
5.00%, 06/15/55(d)	2,405	2,246,156
5.00%, 01/01/56(d)	3,790	3,243,820
Class A, 04/01/60(d)(i)	1,080	1,080,647
Series A, 12.00%, 05/16/29(d)	1,895	1,967,895
Series A, 4.25%, 06/15/31(d)	170	156,575
Series A, 5.00%, 06/01/40(d)	750	682,923
Series A, 5.00%, 06/15/41(d)	510	456,645
Series A, 7.75%, 07/01/43(d)	9,100	9,383,179
Series A, 5.00%, 12/15/44(d)	410	400,899
Series A, 6.85%, 11/01/46(a)(d)(h)	1,325	640,969
Series A, 7.00%, 11/01/46(a)(d)(h)	805	389,419
Series A, 5.38%, 07/15/47(d)	1,595	1,600,696
Series A, 5.00%, 06/01/49(d)	1,340	1,136,977
Series A, 5.63%, 06/15/49(d)	7,850	7,524,183
Series A, 5.00%, 06/15/51(d)	1,060	893,892
Series A, 5.25%, 12/01/51(d)	5,280	3,576,707
Series A, 5.00%, 12/15/54(d)	1,190	1,144,958
Series A, 5.00%, 06/15/55(d)	11,540	9,263,657
Series A, 4.75%, 06/15/56(d)	2,395	1,779,182
Series A, 7.50%, 07/01/59(d)	7,880	8,902,039
Series A-1, 4.50%, 01/01/35(d)	815	808,392
Series A-4, 5.50%, 11/15/32(d)	6,435	6,276,614
Series B, 0.00%, 01/01/35(d)(e)	1,020	559,884
Series B, 0.00%, 01/01/60(d)(e)	31,635	2,553,870
AMT, Sustainability Bonds, 4.00%, 09/30/51	4,000	3,377,151
AMT, Sustainability Bonds, 4.00%, 03/31/56	3,370	2,783,237
Public Finance Authority, RB, CAB, 0.00%, 12/15/38(d)(e)	2,535	1,114,946
Public Finance Authority, Refunding RB(d)
5.00%, 05/15/32	980	980,691
5.00%, 03/01/52	1,300	1,178,692
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2025
BlackRock High Yield Municipal Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Wisconsin (continued)
Wisconsin Health & Educational Facilities Authority, RB, Series A, 5.75%, 08/15/54	$1,375	$ 1,456,818
Wisconsin Health & Educational Facilities Authority, Refunding RB, 4.00%, 01/01/47	2,540	2,168,364
		109,600,816
Total Municipal Bonds — 94.0% (Cost: $1,505,605,788)		1,466,720,438
Municipal Bonds Transferred to Tender Option Bond Trusts(k)
Florida — 2.0%
City of Jacksonville Florida, Refunding RB, 5.25%, 10/01/54	18,750	20,226,428
Greater Orlando Aviation Authority, ARB, AMT, 5.25%, 10/01/51	10,700	11,369,771
		31,596,199
New York — 0.8%
Triborough Bridge & Tunnel Authority, Refunding RB, Sub-Series B-1, Senior Lien, 5.00%, 05/15/56	12,000	12,226,616
Pennsylvania — 0.8%
Pennsylvania Housing Finance Agency, RB, S/F Housing, Series 143A, Sustainability Bonds, 5.45%, 04/01/51	12,495	13,107,567
Total Municipal Bonds Transferred to Tender Option Bond Trusts — 3.6% (Cost: $56,230,117)		56,930,382
Total Long-Term Investments — 97.6% (Cost: $1,562,009,931)		1,523,715,818

	Shares
Short-Term Securities
	Money Market Funds — 3.8%
BlackRock Liquidity Funds, MuniCash, Institutional Shares, 1.99%(l)(m)	59,098,155	59,104,065
	Total Short-Term Securities — 3.8% (Cost: $59,096,992)	59,104,065
	Total Investments — 101.4% (Cost: $1,621,106,923)	1,582,819,883
	Other Assets Less Liabilities — 1.0%	14,957,131
	Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (2.4)%	(37,051,764)
	Net Assets — 100.0%	$ 1,560,725,250

(a)	Non-income producing security.
(b)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(c)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(d)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(e)	Zero-coupon bond.
(f)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step- down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(g)	U.S. Government securities held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(h)	Issuer filed for bankruptcy and/or is in default.
(i)	When-issued security.
(j)	Rounds to less than 1,000.
(k)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing.
(l)	Affiliate of the Fund.
(m)	Annualized 7-day yield as of period end.
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.

Schedule of Investments (unaudited)(continued)
January 31, 2025
BlackRock High Yield Municipal Fund

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 10/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/25	Shares Held at 01/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, MuniCash, Institutional Shares	$ 105,253,269	$ —	$ (46,149,205)(a)	$ —	$ 1	$ 59,104,065	59,098,155	$ 556,126	$ —

(a)	Represents net amount purchased (sold).
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the  entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy.  The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$ —	$ 64,998	$ —	$ 64,998
Municipal Bonds	—	1,466,720,438	—	1,466,720,438
Municipal Bonds Transferred to Tender Option Bond Trusts	—	56,930,382	—	56,930,382
Short-Term Securities
Money Market Funds	59,104,065	—	—	59,104,065
Unfunded Commitments(a)	—	—	7,679,896	7,679,896
	$59,104,065	$1,523,715,818	$7,679,896	$1,590,499,779

(a)	Unfunded commitments are valued at the unrealized appreciation (depreciation) on the commitment.
The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, TOB Trust Certificates of $36,855,000 are categorized as Level 2 within the fair value hierarchy.

Portfolio Abbreviation
AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal Corp.
AMT	Alternative Minimum Tax
Portfolio Abbreviation (continued)
ARB	Airport Revenue Bonds
BAM-TCRS	Build America Mutual Assurance Co. - Transferable Custodial Receipts
CAB	Capital Appreciation Bonds
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2025
BlackRock High Yield Municipal Fund

Portfolio Abbreviation (continued)
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General Obligation Bonds
GOL	General Obligation Ltd.
M/F	Multi-Family
RB	Revenue Bond
S/F	Single-Family
SAB	Special Assessment Bonds
SAW	State Aid Withholding
ST	Special Tax
TA	Tax Allocation